Schedule of company obligations by contractual maturity (Details)	Dec. 31, 2025 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 34,555
Less than a year	34,555
1 to 3 years
4 to 5 years
More than 5 years
OSR Operating Leases and Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	16,389
Less than a year	16,389
1 to 3 years
4 to 5 years
More than 5 years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	17,000
Less than a year	17,000
1 to 3 years
4 to 5 years
More than 5 years
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	1,166
Less than a year	1,166
1 to 3 years
4 to 5 years
More than 5 years